UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21636
                                                    -----------

              First Trust/Aberdeen Global Opportunity Income Fund
         --------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.
                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
         --------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                           ---------------

                      Date of fiscal year end: December 31
                                              -------------

                  Date of reporting period: September 30, 2011
                                           --------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS. The Schedule(s) of Investments is attached herewith.


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b)
SEPTEMBER 30, 2011 (UNAUDITED)

   PRINCIPAL
     VALUE
    (LOCAL                                                                                       VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (c) - 86.4%

                 ARGENTINA - 2.4%
      8,232,276  Republic of Argentina (ARS) (d)..........       5.57%         02/04/18      $   3,513,232
      4,450,000  Republic of Argentina (USD) .............       7.00%         04/17/17          3,440,117
                                                                                             -------------
                                                                                                 6,953,349
                                                                                             -------------

                 AUSTRALIA - 7.0%
     11,000,000  Australian Government (AUD) .............       6.00%         02/15/17         11,752,576
      8,100,000  Queensland Treasury (AUD)................       6.00%         10/14/15          8,337,108
                                                                                             -------------
                                                                                                20,089,684
                                                                                             -------------

                 BRAZIL - 5.9%
      3,880,000  Brazil Notas do Tesouro Nacional Series F
                     (BRL) ...............................      10.00%         01/01/13          2,040,597
     11,370,000  Brazil Notas do Tesouro Nacional Series F
                     (BRL) ...............................      10.00%         01/01/17          5,663,072
     19,180,000  Brazil Notas do Tesouro Nacional Series F
                     (BRL) ...............................      10.00%         01/01/21          9,252,231
                                                                                             -------------
                                                                                                16,955,900
                                                                                             -------------

                 CANADA - 9.8%
      3,300,000  Canadian Government Bond (CAD) ..........       8.00%         06/01/23          4,979,854
      1,700,000  Canadian Government Bond (CAD) ..........       5.25%         06/01/13          1,738,984
     15,000,000  Province of Manitoba (NZD) ..............       6.38%         09/01/15         12,363,973
     10,965,000  Province of Ontario (NZD) ...............       6.25%         06/16/15          9,003,107
                                                                                             -------------
                                                                                                28,085,918
                                                                                             -------------

                 DOMINICAN REPUBLIC - 1.2%
      1,300,000  Dominican Republic (USD) ................       7.50%         05/06/21          1,280,500
      2,066,000  Dominican Republic (USD) ................       8.63%         04/20/27          2,148,640
                                                                                             -------------
                                                                                                 3,429,140
                                                                                             -------------

                 EGYPT - 0.9%
     15,900,000  Egypt Treasury Bill (EGP) ...............         (e)         11/15/11          2,623,670
                                                                                             -------------

                 EL SALVADOR - 1.2%
        700,000  Republic of El Salvador (USD) ...........       8.25%         04/10/32            745,500
      2,330,000  Republic of El Salvador (USD) ...........       7.65%         06/15/35          2,289,225
        530,000  Republic of El Salvador (USD) ...........       7.63%         02/01/41            514,100
                                                                                             -------------
                                                                                                 3,548,825
                                                                                             -------------

                 HUNGARY - 3.2%
    771,070,000  Hungary Government Bond (HUF) ...........       6.00%         10/24/12          3,515,114
    328,000,000  Hungary Government Bond (HUF) ...........       5.50%         02/12/16          1,393,998
    305,000,000  Hungary Government Bond (HUF) ...........       6.50%         06/24/19          1,269,875
    700,000,000  Hungary Government Bond (HUF) ...........       7.00%         06/24/22          2,953,679
                                                                                             -------------
                                                                                                 9,132,666
                                                                                             -------------

                 INDONESIA - 3.5%
 34,100,000,000  Indonesian Government Bond (IDR) ........      10.00%         07/15/17          4,543,039
 34,970,000,000  Indonesian Government Bond (IDR) ........      10.50%         08/15/30          5,160,554


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                                                       VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (c) - (Continued)

                 INDONESIA - (CONTINUED)
  3,200,000,000  Indonesian Government Bond (IDR) ........       9.50%         07/15/31      $     434,912
                                                                                             -------------
                                                                                                10,138,505
                                                                                             -------------

                 IVORY COAST - 1.9%
     10,800,000  Ivory Coast Government Bond (USD) .......       2.50%         12/31/32          5,454,000
                                                                                             -------------

                 LITHUANIA - 1.6%
      2,390,000  Republic of Lithuania (USD) .............       6.75%         01/15/15          2,494,563
      1,980,000  Republic of Lithuania (USD) .............       7.38%         02/11/20          2,133,450
                                                                                             -------------
                                                                                                 4,628,013
                                                                                             -------------

                 MALAYSIA - 1.7%
      9,000,000  Malaysia Government Bond (MYR) ..........       3.21%         05/31/13          2,825,662
      6,200,000  Malaysia Government Bond (MYR) ..........       4.01%         09/15/17          1,991,533
                                                                                             -------------
                                                                                                 4,817,195
                                                                                             -------------

                 MEXICO - 4.9%
     13,930,000  Mexican Bonos Desarr Fixed Rate Bond
                     (MXN) ...............................       9.50%         12/18/14          1,138,571
     80,800,000  Mexican Bonos Desarr Fixed Rate Bond
                     (MXN) ...............................       8.00%         06/11/20          6,480,412
     17,900,000  Mexican Bonos Desarr Fixed Rate Bond
                     (MXN) ...............................       8.00%         12/07/23          1,431,240
     28,900,000  Mexican Bonos Desarr Fixed Rate Bond
                     (MXN) ...............................       7.50%         06/03/27          2,147,858
     32,950,000  Mexican Bonos Desarr Fixed Rate Bond
                     (MXN) ...............................      10.00%         11/20/36          2,967,138
                                                                                             -------------
                                                                                                14,165,219
                                                                                             -------------

                 NEW ZEALAND - 5.6%
     19,150,000  New Zealand Government Bond (NZD) .......       6.00%         12/15/17         16,222,892
                                                                                             -------------

                 PAKISTAN - 0.9%
        200,000  Islamic Republic of Pakistan (USD) ......       7.13%         03/31/16            160,000
      3,000,000  Islamic Republic of Pakistan (USD) ......       6.88%         06/01/17          2,310,000
                                                                                             -------------
                                                                                                 2,470,000
                                                                                             -------------

                 PERU - 1.5%
     10,100,000  Peruvian Government Bond (PEN) ..........       7.84%         08/12/20          4,131,404
        200,000  Republic of Peru (USD) ..................       5.63%         11/18/50            199,730
                                                                                             -------------
                                                                                                 4,331,134
                                                                                             -------------

                 POLAND - 2.3%
     22,000,000  Poland Government Bond (PLN) ............       5.50%         10/25/19          6,520,699
                                                                                             -------------

                 QATAR - 1.1%
      2,630,000  State of Qatar (USD) ....................       6.40%         01/20/40          3,215,175
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                                                       VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (c) - (Continued)

                 SENEGAL - 0.5%
      1,470,000  Republic of Senegal (USD) ...............       8.75%         05/13/21      $   1,451,625
                                                                                             -------------

                 SERBIA - 1.6%
      2,500,000  Republic of Serbia (USD) ................       7.25%         09/28/21          2,332,500
    219,000,000  Serbia Treasury Bill (RSD) ..............         (e)         12/13/12          2,427,181
                                                                                             -------------
                                                                                                 4,759,681
                                                                                             -------------

                 SOUTH AFRICA - 7.4%
      2,130,000  Eskom Holdings Ltd. (USD) ...............       5.75%         01/26/21          2,172,600
     60,900,000  Republic of South Africa (ZAR) ..........       8.25%         09/15/17          7,707,996
     61,000,000  Republic of South Africa (ZAR) ..........       7.25%         01/15/20          7,100,183
     29,700,000  Republic of South Africa (ZAR) ..........      10.50%         12/21/26          4,255,584
                                                                                             -------------
                                                                                                21,236,363
                                                                                             -------------

                 SPAIN - 3.8%
     11,500,000  Instituto de Credito Oficial (AUD) ......       5.50%         10/11/12         11,008,127
                                                                                             -------------

                 SRI LANKA - 0.5%
      1,400,000  Republic of Sri Lanka (USD) .............       6.25%         07/27/21          1,348,528
                                                                                             -------------

                 TURKEY - 3.1%
        300,000  Republic of Turkey (USD) ................       7.25%         03/05/38            334,500
      1,290,000  Republic of Turkey (USD) ................       6.75%         05/30/40          1,351,275
      8,175,000  Turkey Government Bond (TRY) ............      16.00%         03/07/12          4,557,307
      5,400,000  Turkey Government Bond (TRY) ............         (e)         04/25/12          2,785,815
                                                                                             -------------
                                                                                                 9,028,897
                                                                                             -------------

                 UNITED ARAB EMIRATES - 0.9%
      2,500,000  Dubai Government International Bond (USD)       7.75%         10/05/20          2,493,750
                                                                                             -------------

                 UNITED KINGDOM - 5.6%
      1,200,000  United Kingdom Treasury (GBP) ...........       8.00%         12/07/15          2,397,018
      4,600,000  United Kingdom Treasury (GBP) ...........       6.00%         12/07/28          9,996,465
      2,170,000  United Kingdom Treasury (GBP) ...........       4.25%         12/07/49          3,834,512
                                                                                             -------------
                                                                                                16,227,995
                                                                                             -------------

                 URUGUAY - 1.4%
     38,830,000  Republic Orient Uruguay, Inflation
                     Adjusted Bond (UYU) (f)..............       5.00%         09/14/18          2,848,154
     16,800,000  Republica Orient Uruguay (UYU) ..........       4.25%         04/05/27          1,135,077
                                                                                             -------------
                                                                                                 3,983,231
                                                                                             -------------

                 VENEZUELA - 4.3%
      1,170,000  Republic of Venezuela (USD) .............       8.50%         10/08/14          1,035,450
      9,720,000  Republic of Venezuela (USD) .............       5.75%         02/26/16          6,974,100
        400,000  Republic of Venezuela (USD) .............       7.75%         10/13/19            256,000


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                                                       VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN SOVEREIGN BONDS AND NOTES (c) - (Continued)

                 VENEZUELA - (CONTINUED)
      4,000,000  Republic of Venezuela (USD) .............       7.65%         04/21/25      $   2,280,000
      2,700,000  Republic of Venezuela (USD) .............      11.95%         08/05/31          1,994,490
                                                                                             -------------
                                                                                                12,540,040
                                                                                             -------------

                 VIETNAM - 0.7%
      1,900,000  Socialist Republic of Vietnam (USD) .....       6.88%         01/15/16          1,901,068
                                                                                             -------------
                 TOTAL FOREIGN SOVEREIGN BONDS AND NOTES ..................................    248,761,289
                 (Cost $239,254,537)                                                         -------------


FOREIGN CORPORATE BONDS AND NOTES  (c) - 36.9%

                 BRAZIL - 3.7%
      1,950,000  Hypermarcas S.A. (USD) ..................       6.50%         04/20/21          1,784,250
      1,150,000  Odebrecht Finance Ltd. (USD) ............       7.50%         09/14/15          1,128,437
      1,650,000  OGX Petroleo e Gas Participacoes S.A.
                     (USD) .............................         8.50%         06/01/18          1,497,375
        650,000  Petrobras International Finance Co. (USD)       5.38%         01/27/21            657,508
      2,600,000  QGOG Atlantic/Alaskan Rigs Ltd. (USD) ...       5.25%         07/30/18          2,366,000
      1,330,000  Rearden G Holdings Eins GmbH (USD).......       7.88%         03/30/20          1,323,350
      2,000,000  Virgolino de Oliveira Finance Ltd. (USD)       10.50%         01/28/18          1,850,000
                                                                                             -------------
                                                                                                10,606,920
                                                                                             -------------

                 CHINA - 2.8%
        660,000  China Oriental Group Co. Ltd. (USD)......       8.00%         08/18/15            521,400
      2,650,000  China Overseas Finance Cayman II Ltd.
                     (USD) ...............................       5.50%         11/10/20          2,398,192
      2,600,000  MCC Holding (Hong Kong) Corp. Ltd. (USD)        4.88%         07/29/16          2,524,470
      1,600,000  Sinochem Overseas Capital Co. Ltd. (USD)        4.50%         11/12/20          1,489,280
      1,750,000  Yanlord Land Group Ltd. (USD) ...........      10.63%         03/29/18          1,053,325
                                                                                             -------------
                                                                                                 7,986,667
                                                                                             -------------

                 COLOMBIA - 0.8%
      2,200,000  TGI International Ltd. (USD) ............       9.50%         10/03/17          2,376,000
                                                                                             -------------

                 DOMINICAN REPUBLIC - 1.0%
      1,350,000  AES Andres Dominicana/Itabo Dominicana
                     (USD)................................       9.50%         11/12/20          1,350,000
      1,770,000  Cerveceria Nacional Dominicana (USD) (d)       16.00%         03/27/12          1,654,950
                                                                                             -------------
                                                                                                 3,004,950
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                                                       VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES  (c) - (Continued)

                 EGYPT - 0.9%
      2,600,000  African Export-Import Bank (USD) ........       5.75%         07/27/16      $   2,492,100
                                                                                             -------------

                 EL SALVADOR - 0.5%
      1,550,000  Telemovil Finance Co. Ltd. (USD) ........       8.00%         10/01/17          1,519,000
                                                                                             -------------

                 GERMANY - 1.3%
      3,650,000  KfW International Finance (CAD) .........       4.95%         10/14/14          3,850,563
                                                                                             -------------

                 GUATEMALA - 0.6%
      1,550,000  Industrial Subordinated Trust (USD) .....       8.25%         07/27/21          1,604,250
                                                                                             -------------

                 INDONESIA - 1.9%
      3,220,000  Majapahit Holding B.V. (USD) ............       7.75%         10/17/16          3,586,275
        700,000  PT Adaro Indonesia (USD) ................       7.63%         10/22/19            693,000
      1,250,000  Star Energy Geothermal (Wayang Windu)
                     Ltd. (USD) ..........................      11.50%         02/12/15          1,250,000
                                                                                             -------------
                                                                                                 5,529,275
                                                                                             -------------

                 KAZAKHSTAN - 0.7%
      2,073,160  BTA Bank JSC (USD) (g)...................      10.75%         07/01/18            932,922
      5,501,197  BTA Bank JSC (USD) (d) (h)...............         (e)         07/01/20            168,502
        394,970  BTA Bank JSC (USD) ......................       7.20%         07/01/25             89,263
        800,000  Development Bank of Kazakhstan (USD) ....       5.50%         12/20/15            766,000
                                                                                             -------------
                                                                                                 1,956,687
                                                                                             -------------

                 MEXICO - 2.9%
      1,610,000  Axtel S.A.B. de C.V. (USD) ..............       9.00%         09/22/19          1,368,500
      1,120,000  Corp. Geo S.A. de C.V. (USD) ............       8.88%         09/25/14          1,131,200
      2,400,000  Desarrolladora Homex S.A. (USD) .........       9.50%         12/11/19          2,220,000
      2,640,063  GEO Maquinaria S.A. de C.V. (USD) .......       9.63%         05/02/21          2,270,454
      1,672,000  Servicios Corporativos Javer Sapi de C.V.
                     (USD) ...............................       9.88%         04/06/21          1,521,520
                                                                                             -------------
                                                                                                 8,511,674
                                                                                             -------------

                 MULTINATIONAL - 11.5%
     17,600,000  Asian Development Bank (AUD) ............       5.50%         02/15/16         17,705,540
     18,800,000  European Investment Bank (NZD) ..........       6.50%         09/10/14         15,402,734
                                                                                             -------------
                                                                                                33,108,274
                                                                                             -------------

                 NIGERIA - 0.5%
      1,400,000  GTB Finance B.V. (USD) ..................       7.50%         05/19/16          1,345,190
                                                                                             -------------

                 PERU - 0.8%
      2,300,000  Banco de Credito del Peru (USD) .........       4.75%         03/16/16          2,242,500
                                                                                             -------------

                 PHILIPPINES - 0.3%
      1,000,000  Alliance Global Group, Inc. (USD) .......       6.50%         08/18/17            940,901
                                                                                             -------------

                 QATAR - 0.7%
      1,950,000  Qatari Diar Finance Q.S.C. (USD) ........       5.00%         07/21/20          2,091,375
                                                                                             -------------


                See Notes to Quarterly Portfolio of Investments


FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


   PRINCIPAL
     VALUE
    (LOCAL                                                                                       VALUE
   CURRENCY)                     DESCRIPTION                    COUPON      STATED MATURITY   (US DOLLARS)
---------------  -----------------------------------------  --------------  ---------------  -------------
FOREIGN CORPORATE BONDS AND NOTES (c) - (Continued)

                 RUSSIA - 2.7%
      1,750,000  Alfa Bank (USD) .......................         7.88%         09/25/17      $   1,592,500
        300,000  Alfa Bank OJSC Via Alfa Bond Issuance PLC
                     (USD) .............................         7.75%         04/28/21            259,500
      1,200,000  LUKOIL International Finance B.V. (USD)         7.25%         11/05/19          1,215,684
      1,250,000  Metalloinvest Finance Ltd. (USD) ......         6.50%         07/21/16          1,075,000
        700,000  Russian Railways (USD) ................         5.74%         04/03/17            698,929
      1,220,000  Vimpelcom Ltd. (USD) ..................         6.49%         02/02/16          1,125,450
      1,850,000  VTB Bank OJSC Via VTB Capital S.A. (USD)        6.55%         10/13/20          1,721,702
                                                                                             -------------
                                                                                                 7,688,765
                                                                                             -------------

                 TURKEY - 0.6%
      1,700,000  Yasar Holdings (USD) ....................       9.63%         10/07/15          1,689,375
                                                                                             -------------

                 UKRAINE - 0.4%
      1,250,000  MHP S.A. (USD) ..........................      10.25%         04/29/15          1,112,500
                                                                                             -------------

                 UNITED ARAB EMIRATES - 0.9%
      2,680,000  Dubai Electricity & Water Authority (USD)       7.38%         10/21/20          2,599,600
                                                                                             -------------

                 VENEZUELA - 1.4%
      6,000,000  Petroleos de Venezuela S.A. (USD) .......       8.50%         11/02/17          4,005,000
                                                                                             -------------
                 TOTAL FOREIGN CORPORATE BONDS AND NOTES ..................................    106,261,566
                 (Cost $104,392,892)                                                         -------------


    SHARES                                      DESCRIPTION                                      VALUE
---------------  --------------------------------------------------------------------------  -------------
COMMON STOCKS - 0.0%

                 KAZAKHSTAN - 0.0%
            342  BTA Bank JSC (i) (j)......................................................              4
          8,435  BTA Bank JSC, GDR (i).....................................................         45,549
                                                                                             -------------
                 TOTAL COMMON STOCKS ......................................................         45,553
                 (Cost $0)                                                                   -------------

                 TOTAL INVESTMENTS - 123.3% ...............................................    355,068,408
                 (Cost $343,647,429) (k)

                 OUTSTANDING LOANS - (30.8%) ..............................................    (88,627,108)

                 NET OTHER ASSETS AND LIABILITIES - 7.5% ..................................     21,429,796
                                                                                             -------------
                 NET ASSETS - 100.0% ......................................................  $ 287,871,096
                                                                                             =============

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS (a) (b) - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)

--------

(a) All percentages shown in the Portfolio of Investments are based on net assets.

(b)   All portfolio securities serve as collateral for the outstanding loans.

(c) Portfolio securities are included in a country based upon their underlying credit exposure as determined by Aberdeen Asset Management Inc., the Fund's sub-advisor.

(d) Variable rate security. The interest rate shown reflects the rate in effect at September 30, 2011.

(e)   Zero coupon bond.

(f) Security whose principal value is adjusted in accordance with changes to the country's Consumer Price Index. Interest is calculated on the basis of the current adjusted principal value.

(g) Security is a "step-up" bond where the coupon increases or steps up at a predetermined date. The interest rate shown reflects the rate in effect at September 30, 2011.

(h) Recovery units issued under BTA Bank's restructuring plan. Recovery payments are dependent on future performance.

(i)   Non-income producing security.

(j) Security is fair valued in accordance with procedures adopted by the Fund's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended.

(k) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for fedeincome tax purposes. As of September 30, 2011, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $28,096,490 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $16,675,511.

GDR   - Global Depository Receipt

Currency Abbreviations:
      ARS   Argentine Peso
      AUD   Australian Dollar
      BRL   Brazilian Real
      CAD   Canadian Dollar
      EGP   Egyptian Pound
      GBP   British Pound Sterling
      HUF   Hungarian Forint
      IDR   Indonesian Rupiah
      MXN   Mexican Peso
      MYR   Malaysian Ringgit
      NZD   New Zealand Dollar
      PEN   Peruvian New Sol
      PLN   Polish Zloty
      RSD   Serbian Dinar
      TRY   Turkish Lira
      USD   United States Dollar
      UYU   Uruguayan Peso
      ZAR   South African Rand


                See Notes to Quarterly Portfolio of Investments

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
PORTFOLIO OF INVESTMENTS - (Continued)
SEPTEMBER 30, 2011 (UNAUDITED)


VALUATION INPUTS
A summary of the inputs used to value the Fund's investments as of September 30, 2011 is as follows (see Note A - Portfolio Valuation in the Notes to Quarterly Portfolio of Investments):

                                                 ASSETS TABLE

                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2011        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Foreign Sovereign Bonds and Notes*............  $   248,761,289  $          --  $   248,761,289  $           --
Foreign Corporate Bonds and Notes*............      106,261,566             --      106,261,566              --
Common Stocks:
      Kazakhstan..............................           45,553         45,549                4              --
                                                ---------------  -------------  ---------------  --------------
Total Investments.............................      355,068,408         45,549      355,022,859              --
Forward Foreign Currency Contracts** .........        9,652,762             --        9,652,762              --
                                                ---------------  -------------  ---------------  --------------

Total.........................................  $   364,721,170  $      45,549  $   364,675,621  $           --
                                                ===============  =============  ===============  ==============


                                               LIABILITIES TABLE
                                                                                    LEVEL 2          LEVEL 3
                                                     TOTAL          LEVEL 1       SIGNIFICANT      SIGNIFICANT
                                                   VALUE AT         QUOTED        OBSERVABLE      UNOBSERVABLE
                                                   9/30/2011        PRICES          INPUTS           INPUTS
                                                ---------------  -------------  ---------------  --------------
Forward Foreign Currency Contracts**..........  $      (674,530) $          --  $      (674,530) $           --
                                                ===============  =============  ===============  ==============

*  See the Portfolio of Investments for country breakout.

** See the Schedule of Forward Foreign Currency Contracts for contract and currency detail.



                                                 % OF TOTAL
INDUSTRY CLASSIFICATION                          INVESTMENTS
----------------------------------------------  -------------
Government Bonds and Notes                         70.1  %
Supranational Bank                                  9.3
Oil, Gas & Consumable Fuels                         3.0
Commercial Banks                                    2.4
Household Durables                                  2.0
Special Purpose Banks                               2.0
Electric Utilities                                  1.7
Real Estate Management & Development                1.6
Metals & Mining                                     1.2
Diversified Financial Services                      1.1
Food Products                                       0.8
Diversified Telecommunication Services              0.8
Multi-Utilities                                     0.7
Transportation Infrastructure                       0.7
Food & Staples Retailing                            0.5
Beverages                                           0.5
Diversified Operations                              0.4
Construction Materials                              0.4
Construction & Engineering                          0.3
Wireless Telecommunication Services                 0.3
Road & Rail                                         0.2
----------------------------------------------  -------------
                                          Total    100.0%
                                                =============

FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS
SEPTEMBER 30, 2011 (UNAUDITED)

                                      FORWARD FOREIGN CURRENCY CONTRACTS
                            ------------------------------------------------------
                                                                         PURCHASE           SALE
                                                                        VALUE AS OF      VALUE AS OF     UNREALIZED
 SETTLEMENT                      AMOUNT                AMOUNT          SEPTEMBER 30,    SEPTEMBER 30,   APPRECIATION/
    DATE     COUNTERPARTY    PURCHASED (a)            SOLD (a)             2011             2011       (DEPRECIATION)
----------  --------------  --------------------  ------------------  ---------------  --------------- --------------
  10/21/11  GSI             GBP      3,476,000    USD      5,606,266  $     5,419,311  $     5,606,266       (186,955)
  10/21/11  JPM             PLN      2,653,000    USD        939,415          799,153          939,415       (140,262)
  10/21/11  CIT             ZAR     20,505,000    USD      2,878,703        2,531,390        2,878,703       (347,313)
  12/02/11  CIT             USD      9,207,884    BRL     14,949,000        9,207,884        7,840,597      1,367,287
  10/21/11  CIT             USD     11,110,186    CAD     10,676,000       11,110,186       10,182,588        927,598
  10/21/11  CIT             USD     20,449,730    GBP     12,700,000       20,449,730       19,800,129        649,601
  10/21/11  CIT             USD      1,507,047    HUF    292,611,000        1,507,047        1,334,845        172,202
  10/21/11  JPM             USD      3,569,745    HUF    679,251,000        3,569,745        3,098,635        471,110
  12/02/11  JPM             USD      2,973,136    IDR 25,708,706,000        2,973,136        2,904,364         68,772
  10/21/11  CIT             USD     56,290,846    NZD     67,142,000       56,290,846       51,107,772      5,183,074
  10/21/11  JPM             USD        922,323    PLN      2,653,000          922,323          799,153        123,170
  10/21/11  JPM             USD      2,417,459    TRY      4,056,000        2,417,459        2,175,206        242,253
  10/21/11  JPM             USD      4,992,221    ZAR     36,812,000        4,992,221        4,544,526        447,695
                                                                                                        --------------
Net Unrealized Appreciation (Depreciation)............................................................   $  8,978,232
                                                                                                        ==============

(a)   Please see page 7 for currency descriptions.

Counterparty Abbreviations:
      CIT   Citibank, NA
      GSI   Goldman Sachs International
      JPM   JPMorgan Chase


                See Notes to Quarterly Portfolio of Investments

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                         SEPTEMBER 30, 2011 (UNAUDITED)


A. PORTFOLIO VALUATION:

The net asset value ("NAV") of the Common Shares of First Trust/Aberdeen Global Opportunity Income Fund (the "Fund") is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Domestic debt securities and foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV per Common Share is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses, dividends declared but unpaid and any borrowings of the Fund), by the total number of Common Shares outstanding.

The Fund's investments are valued daily in accordance with valuation procedures adopted by the Fund's Board of Trustees and in accordance with provisions of the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's securities will be valued as follows:

      Bonds, notes and other debt securities are valued on the basis of valuations provided by dealers who make markets in such securities or by an independent pricing service approved by the Fund's Board of Trustees, which may use the following valuation inputs when available:

            1) benchmark yields;

            2) reported trades;

            3) broker/dealer quotes;

            4) issuer spreads;

            5) benchmark securities;

            6) bids and offers; and

            7) reference data including market research publications.

      Common stocks and other securities listed on any national or foreign exchange (excluding the NASDAQ National Market ("NASDAQ") and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded. If there are no transactions on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Securities listed on the NASDAQ or the AIM are valued at the official closing price. If there is no official closing price on the valuation day, the securities are valued at the mean between the most recent bid and asked prices.

      Currency linked notes, credit linked notes, interest rate swaps and credit default swaps, if any, are valued using a pricing service or, if the pricing service does not provide a value, by quotes provided by the selling dealer or financial institution.

      Forward foreign currency contracts are valued at the current day's interpolated foreign exchange rate, as calculated using the current day's spot rate, and the thirty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent pricing service.

      Debt securities having a remaining maturity of sixty days or less when purchased or valued at cost adjusted for amortization of premiums and accretion of discounts.

In the event that market quotations are not readily available, the pricing service does not provide a valuation for a particular asset, or the valuations are deemed unreliable, the Fund's Board of Trustees has designated First Trust Advisors L.P. ("First Trust") to use a fair value method to value the Fund's securities and other investments. Additionally, if events occur after the close of the principal market for particular securities (e.g., domestic debt and foreign securities), but before the Fund values its assets, that could materially affect NAV, First Trust may use a fair value method to value the Fund's securities and other investments. The use of fair value pricing by the Fund is governed by valuation procedures adopted by the Fund's Board of Trustees, and in accordance with the provisions of the 1940 Act. As a general principle, the fair value of a security is the amount which the Fund might reasonably expect to receive for the security upon its current sale. However, in light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security will be the amount which the Fund might be able to receive upon its current sale. Fair valuation of a security will be based on the consideration of all available information, including, but not limited to, the following:

            1) the fundamental business data relating to the issuer, or economic data relating to the country of issue;

            2) an evaluation of the forces which influence the market in which these securities are purchased and sold;

            3) the type, size and cost of security;

            4) the financial statements of the issuer, or the financial condition of the country of issue;

            5) the credit quality and cash flow of the issuer, or country of issue, based on the Sub-Advisor's or external analysis;

            6) the information as to any transactions in or offers for the security;

            7) the price and extent of public trading in similar securities (or equity securities) of the issuer/borrower, or comparable companies;

            8) the coupon payments;

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                         SEPTEMBER 30, 2011 (UNAUDITED)


            9) the quality, value and salability of collateral, if any, securing the security;

           10) the business prospects of the issuer, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer's management (for corporate debt only);

           11) the economic, political and social prospects/developments of the country of issue and the assessment of the country's governmental leaders/officials (for sovereign debt only);

           12) the prospects for the issuer's industry, and multiples (of earnings and/or cash flows) being paid for similar businesses in that industry (for corporate debt only); and

           13) other relevant factors.

The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical securities. An active market is a market in which transactions for the security occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

         o  Quoted prices for similar securities in active markets.

         o Quoted prices for identical or similar securities in markets that are non-active. A non-active market is a market where there are few transactions for the security, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

         o Inputs other than quoted prices that are observable for the security (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

         o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the security.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. A summary of the inputs used to value the Fund's investments as of September 30, 2011, is included with the Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS:

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

Securities purchased on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. The Fund maintains liquid assets with a current value at least equal to the amount of its when-issued, delayed-delivery or forward purchase commitments until payment is made. At September 30, 2011, the Fund had no when-issued, delayed-delivery or forward purchase commitments.

C. CREDIT LINKED NOTES:

The Fund invests in credit linked notes. Credit linked notes are securities that are collateralized by one or more designated securities that are referred to as "reference securities." Through the purchase of a credit linked note, the buyer assumes the risk of the default or, in some cases, other declines in credit quality of the reference securities. The buyer also takes on exposure to the issuer of the credit linked note in the full amount of the purchase price of the note. The issuer of a credit linked note normally will have hedged its risk on the reference securities without acquiring any additional credit exposure. The Fund has the right to receive periodic interest payments from the issuer of the credit linked note at an agreed-upon interest rate, and, if there has been no default or, if applicable, other declines in credit quality, a return of principal at the maturity date.

Credit linked notes are subject to credit risk of the reference securities underlying the credit linked notes. If one of the underlying reference securities defaults, or suffers certain other declines in credit quality, the Fund may, instead of receiving repayment of principal in whole or in part, receive the security that has defaulted.

Credit linked notes typically are privately negotiated transactions between two or more parties. The Fund bears the risk that the issuer of the credit linked note will default or become bankrupt. The Fund bears the risk of loss of the principal amount it invested, and the periodic interest payments expected to be received for the duration of its investment in the credit linked note.

              FIRST TRUST/ABERDEEN GLOBAL OPPORTUNITY INCOME FUND
                         SEPTEMBER 30, 2011 (UNAUDITED)


The market for credit linked notes may suddenly become illiquid. The other parties to the transaction may be the only investors with sufficient understanding of the derivative to be interested in bidding for it. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for credit linked notes. In certain cases, a market price for a credit linked note may not be available. At September 30, 2011, the Fund had no credit linked notes.

D. FORWARD FOREIGN CURRENCY CONTRACTS:

The Fund is subject to foreign currency risk in the normal course of pursuing its investment objectives. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. The Fund may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Fund's foreign currency exposure. These contracts are valued daily, and the Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included on the Schedule of Forward Foreign Currency Contracts. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Fund could incur losses in excess of the net unrealized value shown on the Schedule of Forward Foreign Currency Contracts.

During the period ended September 30, 2011, the open and close notional values of forward foreign currency contracts were $701,375,735 and $586,297,124 respectively.

E. FOREIGN CURRENCY:

The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investment securities and items of income and expense are translated on the respective dates of such transactions. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received.

ITEM 2. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   First Trust/Aberdeen Global Opportunity Income Fund
              ----------------------------------------------------------

By (Signature and Title)*   /s/ James A. Bowen
                           ---------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date: November 21, 2011
     ---------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ James A. Bowen
                           ---------------------------------------
                           James A. Bowen, Chairman of the Board,
                           President and Chief Executive Officer
                           (principal executive officer)

Date: November 21, 2011
     ---------------------

By (Signature and Title)*   /s/ Mark R. Bradley
                           ---------------------------------------
                           Mark R. Bradley, Treasurer, Chief Financial
                           Officer and Chief Accounting Officer
                           (principal financial officer)

Date: November 21, 2011
     ---------------------

* Print the name and title of each signing officer under his or her signature.